Revolving Line of Credit (Details) - Revolving line of credit - USD ($)	1 Months Ended		12 Months Ended	19 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Sep. 28, 2020
Line of Credit Facility [Line Items]
Line of credit, principal amount					$ 61,958,000	$ 75,393,000
First Revolving Line Of Credit, Refinanced
Line of Credit Facility [Line Items]
Current borrowing capacity			$ 50,000,000					$ 125,000
Line of credit, principal amount			$ 150,000,000				$ 250,000
Advance rate		90.00%	85.00%
Gross amount outstanding					61,958,000	75,393,000
Issuance costs					720,000	1,077,000
Amount outstanding					61,238,000	$ 74,316,000
Minimum liquidity amount					$ 50,000
London Interbank Offered Rate (LIBOR) | First Revolving Line Of Credit, Refinanced
Line of Credit Facility [Line Items]
Basis spread on variable rate	7.50%			11.00%
Minimum | London Interbank Offered Rate (LIBOR) | First Revolving Line Of Credit, Refinanced
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.00%